Ameritas Life Insurance Corp.
                               ("Ameritas Life")

                      Ameritas Variable Separate Account V
                              ("Separate Account")

                                 Supplement to:
                                 Overture Viva!
                          Prospectus Dated May 1, 2007
                    and Statement of Additional Information

                          Supplement Dated May 1, 2013

1. Subaccount underlying portfolios available as variable investment options for your Policy are:

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                              FUND NAME                                                   INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                         Portfolio Type / Summary of Investment Objective
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                    American Century Investments                               American Century Investment Management, Inc.
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American Century VP Income & Growth Fund, Class I                      Capital growth; income is secondary.
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American Century VP Value Fund, Class I                                Long-term capital growth; income is secondary.
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                  Calvert Variable Products, Inc.*                                  Calvert Investment Management, Inc.
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Calvert VP EAFE International Index Portfolio, Class I -               Index:  MSCI EAFE Index.
World Asset Management, Inc.
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Calvert VP NASDAQ 100 Index Portfolio - Ameritas Investment            Index:  NASDAQ 100(R) Index.
Partners, Inc. ("AIP")
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Calvert VP Russell 2000 Small Cap Index Portfolio, Class I - AIP       Index:  Russell 2000 Index.
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Calvert VP S&P 500 Index Portfolio ** - AIP                            Index:  S&P 500 Index.
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Calvert VP S&P MidCap 400 Index Portfolio, Class I ** - AIP            Index:  S&P MidCap 400 Index.
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Calvert VP SRI Large Cap Value Portfolio - No Subadviser               Long-term capital appreciation.
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                  Calvert Variable Series, Inc.*                                   Calvert Investment Management, Inc.
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Calvert VP Money Market Portfolio - No Subadviser                      Money market: current income.
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Calvert VP Small Cap Growth Portfolio - Eagle Asset Management, Inc.   Long-term capital appreciation.
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              Fidelity(R) Variable Insurance Products                            Fidelity Management & Research Company
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Fidelity(R) VIP Asset ManagerSM Portfolio, Initial Class 1,2,3,4       Total return.
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Fidelity(R) VIP Contrafund(R) Portfolio, Initial Class 2,4             Long-term capital appreciation.
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Fidelity(R) VIP Equity-Income Portfolio, Initial Class 2,4             Index:  S&P 500(R) Index. **
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Fidelity(R) VIP Growth Portfolio, Initial Class 2,4                    Capital Appreciation.
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Fidelity(R) VIP High Income Portfolio, Initial Class 2,4               Income and growth.
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Fidelity(R) VIP Investment Grade Bond Portfolio, Initial Class 1,4     Bond.
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Fidelity(R) VIP Mid Cap Portfolio, Initial Class 2,4                   Long-term growth.
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       Subadvisers: (1) Fidelity Investments Money Management, Inc.; (2) FMR Co., Inc.; (3) Geode Capital Management, LLC;
                         and (4) other investment advisers serve as sub-advisers for the fund.
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                Third Avenue Variable Series Trust                                     Third Avenue Management LLC
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Third Avenue Value Portfolio                                           Long-term capital appreciation.
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
* These funds are part of Ameritas Mutual Holding Company ("Ameritas"), the ultimate parent of Ameritas Life. The funds' investment adviser and Ameritas Investment Partners, Inc. (named Summit Investment Advisors, Inc. prior to May 1, 2013) are indirect subsidiaries of Ameritas. Calvert Investment Distributors, Inc., the underwriter for these funds, is also an indirect subsidiary of Ameritas.
** "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P as set forth in the Licensing Agreement between us and S&P.

2. Please see the fund prospectuses for more information about subaccount underlying portfolios, including portfolio operating expenses for the year ended December 31, 2012.

3. Ameritas Investment Partners, Inc. was named Summit Investment Advisors, Inc. prior to May 1, 2013. All references to Summit Investment Advisors, Inc. in your prospectus and Statement of Additional Information are changed to Ameritas Investment Partners, Inc. to reflect the name change.

4. The disclosure relating to model performance in the Asset Allocation Program section of the prospectus is revised to state that performance of each model is updated monthly on our website.

All other provisions of your Policy remain as stated in your Policy and prospectus as previously supplemented.

       Please retain this Supplement with the current prospectus for your variable Policy issued by Ameritas Life Insurance Corp.

            If you do not have a current prospectus, please contact
                        Ameritas Life at 1-800-745-1112.